Victory Funds

Supplement dated January 20, 2017

to the Summary Prospectus dated November 1, 2016 (“Prospectus”)

1.              The Board of Trustees of Victory Portfolios II has approved a change to the name of the Victory CEMP International Volatility Wtd Index ETF (the “Fund”). This Prospectus is being revised to reflect the new Fund name as follows:

Old Name	New Name
Victory CEMP International Volatility Wtd Index ETF	VictoryShares International Volatility Wtd ETF

If you wish to obtain more information, please call the Victory Funds at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.